RELATED PARTY TRANSACTIONS (Details Narrative) - Globis Acquisition Corp [Member] - USD ($)						1 Months Ended		4 Months Ended	12 Months Ended
	Dec. 15, 2020	Dec. 07, 2020	Dec. 07, 2020	Dec. 02, 2020	Sep. 01, 2020	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2021	Jan. 31, 2022	Jan. 27, 2022	Dec. 29, 2021	Dec. 10, 2021	Oct. 13, 2021	Jul. 19, 2021	Jan. 11, 2021
Issuance of Founder Shares to Sponsors, shares									1,904,761
Issuance of Founder Shares to Sponsors	$ 4,025,000								$ 20,000,000
Services fee								$ 5,000	120,000
Prepaid expenses						$ 89,333		283,333	89,333
Repayment of advance								50,000
Due from related parties						1,450,000			1,450,000				$ 1,150,000
Notes Payable						2,600,000			2,600,000
Maximum [Member]
Debt instrument principal value												$ 5,000,000		$ 3,000,000	$ 2,000,000
Maximum [Member] | Subsequent Event [Member]
Debt instrument principal value										$ 7,000,000	$ 7,000,000
Administrative Support Agreement [Member]
Prepaid expenses						$ 5,000		$ 5,000	$ 5,000
Over-Allotment Option [Member]
Issuance of Founder Shares to Sponsors, shares	1,500,000
Number of shares forfeited			397,500
Over-Allotment Option [Member] | Founder [Member]
Equity ownership percentage		21.00%	21.00%
Sponsors [Member]
Issuance of Founder Shares to Sponsors, shares		3,047,500
Company Director Nominees [Member]
Issuance of Founder Shares to Sponsors, shares						60,000	45,000
Issuance of Founder Shares to Sponsors						$ 39,510	$ 345,455
Share price						$ 0.6585	$ 7.68		$ 0.6585
Sponsor [Member]
Repayment of advance				$ 50,000
Lender [Member]
Maximum borrowing capacity																$ 1,000,000
Globis SPAC LLC [Member]
Issuance of Founder Shares to Sponsors, shares					2,875,000
Issuance of Founder Shares to Sponsors					$ 25,000
Payment for rent	$ 10,000
Debt instrument principal value						$ 5,000,000			$ 5,000,000							$ 1,000,000
Globis SPAC LLC [Member] | Subsequent Event [Member]
Debt instrument principal value										$ 7,000,000
Up and Up Capital, LLC [Member]
Issuance of Founder Shares to Sponsors, shares		172,500
Issuance of Founder Shares to Sponsors			$ 1,500